Unaudited Consensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities:
Net loss	$ (14,327)	$ (8,808)	$ (12,199)	$ (10,065)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	949	748	1,047	1,005
Amortization of finance lease right-of-use assets	90	109	211	226
Stock-based compensation expense	1,421	1,603	1,941	383
Non-cash operating lease expense	132	138	189	164
Non-cash finance lease interest expense	68	74	114	149
Deferred tax liability	(42)
Change in fair value of convertible notes				1,492
Change in operating assets and liabilities:
Accounts receivable	139	798	764	(651)
Contract assets	(215)	(270)	(100)	65
Prepaid expenses and other current assets	(221)	(112)	72	(76)
Other assets	5	(120)	(120)	(8)
Accounts payable	1,430	(102)	542	181
Accrued expenses and other current liabilities	(194)	407	273	230
Operating lease liabilities	354	(94)	(18)	(164)
Contract liabilities	520	(232)	(576)	562
Deferred tax assets			(29)	17
Net cash used in operating activities	(9,891)	(5,861)	(7,889)	(6,490)
Cash flows from investing activities:
Purchases of property and equipment	(1,712)	(1,138)	(2,008)	(132)
Net cash flow used in investing activities	(1,712)	(1,138)	(2,008)	(132)
Cash flows from financing activities:
Proceeds from issuance of Series A-2 preferred stock		9,990	10,000	11,410
Proceeds from issuance of Series X preferred stock	257		18,988
Payment of deferred offering costs	(1,253)		(45)
Proceeds from the exercise of stock options	92	87	89	4
Principal payment on finance leases	(381)	(250)	(653)	(471)
Proceeds from issuance of convertible note				1,150
Payment of issuance costs related preferred stock			(127)	(485)
Net cash (used in) provided by financing activities	(1,285)	9,827	28,252	11,608
Effect of exchange rate changes on cash	(77)	150	28	44
Net (decrease) increase in cash	(12,965)	2,978	18,383	5,030
Cash at beginning of year	27,967	9,584	9,584	4,554
Cash at end of period	15,002	12,562	27,967	9,584
Cash, end of period	15,002		27,967	9,427
Restricted cash, included in other assets, end of period				157
Total cash and restricted cash, end of period	15,002	12,562	27,967	9,584
Supplemental disclosure of cash flow information:
Deferred offering costs in accrued expenses	2,746
Reclassification of finance right-of-use asset to property and equipment upon purchase	298	442
Cash paid for income taxes
Operating lease right of use asset obtained in exchange for lease liabilities	296	1,441
Finance lease right of use asset obtained in exchange for lease liabilities	$ 879
Supplemental disclosure of non-cash investing and financing activities:
Property and equipment in accounts payable			5	122
Deferred offering costs in accounts payable and accrued expenses			813
Operating lease right of use asset obtained in exchange for lease liabilities			1,472
Reclassification of finance right-of-use asset to property and equipment upon purchase of leased equipment			442
Conversion of convertible notes into Series A-2 and Series SA-2 preferred stock				$ 13,528